John Hancock
Fundamental All Cap Core Fund
Quarterly portfolio holdings 4/30/2022

Fund’s investments
As of 4-30-22 (unaudited)
	Shares	Value
Common stocks 97.6%		$268,480,404
(Cost $256,739,060)
Communication services 15.2%		41,913,622
Entertainment 3.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	154,503	9,630,172
Interactive media and services 11.3%
Alphabet, Inc., Class A (A)	7,220	16,477,412
CarGurus, Inc. (A)	174,110	5,689,915
Meta Platforms, Inc., Class A (A)	44,437	8,908,285
Media 0.4%
Liberty Broadband Corp., Series A (A)	11,219	1,207,838
Consumer discretionary 21.3%		58,665,297
Household durables 6.2%
Lennar Corp., A Shares	190,592	14,578,382
NVR, Inc. (A)	550	2,406,916
Internet and direct marketing retail 8.0%
Amazon.com, Inc. (A)	8,913	22,154,415
Leisure products 2.2%
Polaris, Inc.	64,295	6,104,167
Specialty retail 3.1%
Dufry AG (A)	67,268	2,677,410
Group 1 Automotive, Inc.	33,170	5,776,224
Textiles, apparel and luxury goods 1.8%
Canada Goose Holdings, Inc. (A)	125,582	2,733,920
Salvatore Ferragamo SpA (A)	128,526	2,233,863
Consumer staples 7.0%		19,231,273
Beverages 2.2%
Anheuser-Busch InBev SA/NV, ADR	39,963	2,295,874
The Boston Beer Company, Inc., Class A (A)	10,201	3,825,375
Food and staples retailing 0.6%
U.S. Foods Holding Corp. (A)	41,938	1,577,708
Food products 3.4%
Post Holdings, Inc. (A)	81,377	6,053,635
The Hain Celestial Group, Inc. (A)	97,429	3,267,769
Personal products 0.8%
BellRing Brands, Inc. (A)	103,169	2,210,912
Energy 6.6%		18,094,739
Oil, gas and consumable fuels 6.6%
Cheniere Energy, Inc.	64,991	8,826,428
Suncor Energy, Inc.	166,723	5,992,025
Valero Energy Corp.	29,389	3,276,286
Financials 14.5%		39,962,635
Banks 3.4%
First Hawaiian, Inc.	393,969	9,301,608
Capital markets 10.5%
KKR & Company, Inc.	87,313	4,450,344
Morgan Stanley	153,239	12,349,531
Robinhood Markets, Inc., Class A (A)	54,570	535,059
S&P Global, Inc.	16,511	6,216,392
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	17,502	$5,346,686
Consumer finance 0.6%
Synchrony Financial	47,895	1,763,015
Health care 7.7%		21,056,104
Biotechnology 2.6%
Alnylam Pharmaceuticals, Inc. (A)	25,133	3,353,496
Moderna, Inc. (A)	27,756	3,730,684
Health care equipment and supplies 3.0%
Hologic, Inc. (A)	92,437	6,654,540
Masimo Corp. (A)	14,508	1,638,969
Health care providers and services 1.5%
Anthem, Inc.	8,104	4,067,641
Health care technology 0.6%
Change Healthcare, Inc. (A)	68,369	1,610,774
Industrials 6.5%		17,799,096
Electrical equipment 1.5%
Regal Rexnord Corp.	19,166	2,438,682
Sensata Technologies Holding PLC (A)	37,620	1,708,324
Industrial conglomerates 2.0%
Roper Technologies, Inc.	11,397	5,355,678
Machinery 1.3%
Parker-Hannifin Corp.	13,545	3,668,257
Trading companies and distributors 1.7%
United Rentals, Inc. (A)	14,622	4,628,155
Information technology 13.9%		38,230,100
Semiconductors and semiconductor equipment 4.3%
Analog Devices, Inc.	28,747	4,437,962
NVIDIA Corp.	40,389	7,490,948
Software 5.6%
Autodesk, Inc. (A)	15,364	2,908,098
salesforce.com, Inc. (A)	40,012	7,039,711
Workday, Inc., Class A (A)	26,356	5,447,785
Technology hardware, storage and peripherals 4.0%
Apple, Inc.	69,176	10,905,596
Materials 1.2%		3,401,990
Chemicals 1.2%
Axalta Coating Systems, Ltd. (A)	134,095	3,401,990
Real estate 3.7%		10,125,548
Equity real estate investment trusts 3.1%
American Tower Corp.	23,681	5,707,595
Crown Castle International Corp.	14,441	2,674,618
Real estate management and development 0.6%
Five Point Holdings LLC, Class A (A)	298,006	1,743,335

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

	Yield (%)	Shares	Value
Short-term investments 3.2%			$8,707,373
(Cost $8,707,373)
Short-term funds 3.2%			8,707,373
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2918(B)	8,707,373	8,707,373

Total investments (Cost $265,446,433) 100.8%	$277,187,777
Other assets and liabilities, net (0.8%)	(2,125,255)
Total net assets 100.0%	$275,062,522

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-22.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$41,913,622	$41,913,622	—	—
Consumer discretionary	58,665,297	53,754,024	$4,911,273	—
Consumer staples	19,231,273	19,231,273	—	—
Energy	18,094,739	18,094,739	—	—
Financials	39,962,635	39,962,635	—	—
Health care	21,056,104	21,056,104	—	—
Industrials	17,799,096	17,799,096	—	—
Information technology	38,230,100	38,230,100	—	—
Materials	3,401,990	3,401,990	—	—
Real estate	10,125,548	10,125,548	—	—
Short-term investments	8,707,373	8,707,373	—	—
Total investments in securities	$277,187,777	$272,276,504	$4,911,273	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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